UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 29

Date of Fiscal Year End

February 29, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Dividend

Income Fund

Annual Report

February 29, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report February 29, 2016

Parametric Dividend Income Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Management and Organization	22

Important Notices	25

Parametric Dividend Income Fund

February 29, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. investors endured a roller coaster ride during the 12 months ended February 29, 2016. In the spring and into the summer of 2015, the S&P 500 Index,2 a broad measure of the U.S. equity market, climbed to record-high closing levels, only to decline sharply in August 2015. U.S. stocks fell again in January and early February 2016, followed by another market rise in the final weeks of the period. By period-end, the S&P 500 Index was in negative territory for the trailing 12 months.

Events overseas were largely responsible for the volatility in U.S. stocks during the period. Slowing growth in China, the world’s second-largest economy, weighed heavily on many U.S. firms doing business in emerging markets and on global equities in general. Falling prices for oil and other commodities, driven by both increased supply and weakening global demand, were a boon to consumers, but negatively impacted the stock prices of many energy firms.

Ongoing uncertainty about when the U.S. Federal Reserve (the Fed) would raise interest rates also contributed to market volatility during the period. The Fed finally announced a modest rate hike in December 2015. In addition, a strengthening U.S. dollar during the period posed another headwind for U.S. companies competing in global markets, making their exports more expensive and decreasing the dollar value of their overseas revenues.

In the final months of the 12-month period, growing concerns about elevated stock valuations and slowing economic growth put further downward pressure on U.S. equities. On the positive side, however, the U.S. unemployment rate fell below 5.0% for the first time since 2008, while consumer spending remained strong.

For the 12-month period as a whole, the S&P 500 Index returned –6.19%, while the blue chip Dow Jones Industrial Average and the technology-laden NASDAQ Composite Index lost 6.55% and 7.07%, respectively. Large-cap U.S. stocks (as measured by the Russell 1000® Index) outperformed their small-cap counterparts (as measured by the Russell 2000® Index) for the period. Growth stocks as a group outperformed value stocks in the large-cap category, but underperformed in the small-cap category.

Fund Performance

For the 12-month period ended February 29, 2016, Parametric Dividend Income Fund (the Fund) had a total return of –3.51% for Investor Class shares at net asset value (NAV), outperforming the Fund’s benchmark, the S&P 500 Index (the Index), which returned –6.19% for the same period.

The Fund’s relative outperformance versus the Index for the period was driven largely by security selection and reweighting decisions. These factors contributed to the Fund’s performance versus the Index within the financials and consumer staples sectors. In both cases, the outperformance versus the Index resulted from the Fund’s combination of overweighting smaller Index constituents, adding some non-Index constituents and avoiding large underperformers within the Index (such as Citigroup, Inc. and American Express Co. within financials and Whole Foods Market, Inc. within consumer staples). The Fund’s overweight position versus the Index in the utilities sector also contributed to relative Fund performance during the period.

The largest detractors from relative Fund performance during the period were the Fund’s overweight positions versus the Index in the materials and energy sectors. Both sectors declined over the 12-month period, as the fall in commodity prices hit energy and mining companies hard. In addition, security selection and reweighting decisions within the energy sector further detracted from Fund performance versus the Index (particularly, the Fund’s underweight position versus the Index in Exxon Mobil Corp. and its inclusion of Teekay Corp., a non-Index holding).

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Dividend Income Fund

February 29, 2016

Performance2,3

Portfolio Managers Thomas Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Investor Class at NAV	03/26/2014	03/26/2014	–3.51%	—	5.00%
Institutional Class at NAV	03/26/2014	03/26/2014	–3.21	—	5.27
S&P 500 Index	—	—	–6.19%	10.12%	4.38%
NASDAQ US Dividend Achievers™ Select Index	—	—	–4.93	9.30	3.65

% Total Annual Operating Expense Ratios[4]				Investor Class	Institutional Class
Gross				5.72%	5.47%
Net				0.85	0.60

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Investor Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Institutional Class	$50,000	03/26/2014	$55,217	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric Dividend Income Fund

February 29, 2016

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Sysco Corp.	0.6%

Owens & Minor, Inc.	0.6

Deere & Co.	0.6

Laclede Group, Inc. (The)	0.6

Sonoco Products Co.	0.6

RR Donnelley & Sons Co.	0.6

Meredith Corp.	0.6

Caterpillar, Inc.	0.6

Johnson & Johnson	0.6

SCANA Corp.	0.6

Total	6.0%

See Endnotes and Additional Disclosures in this report.

4

Parametric Dividend Income Fund

February 29, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. NASDAQ US Dividend Achievers™ Select Index is an unmanaged index of stocks with at least ten consecutive years of increasing regular dividends. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 6/30/16. Without the reimbursement, if applicable, performance would have been lower.
[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective March 23, 2016, the Fund changed its benchmark to the NASDAQ US Dividend Achievers™ Select Index (“NASDAQ Index”), as the investment adviser and sub-adviser believe the NASDAQ Index, which consists of companies that pay annual regular dividends, is more reflective of the Fund’s investment strategy.

5

Parametric Dividend Income Fund

February 29, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 – February 29, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period* (9/1/15 – 2/29/16)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,027.70	$4.29	**	0.85%
Institutional Class	$1,000.00	$1,029.80	$3.03	**	0.60%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,020.60	$4.27	**	0.85%
Institutional Class	$1,000.00	$1,021.90	$3.02	**	0.60%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2015.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Parametric Dividend Income Fund

February 29, 2016

Portfolio of Investments

Common Stocks — 99.7%

Security	Shares	Value

Aerospace & Defense — 2.2%
Honeywell International, Inc.	214	$21,689
Lockheed Martin Corp.	98	21,147
Raytheon Co.	167	20,683
United Technologies Corp.	226	21,836

		$85,355

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	207	$19,986

		$19,986

Automobiles — 1.1%
Ford Motor Co.	1,638	$20,492
General Motors Co.	671	19,754

		$40,246

Banks — 3.9%
Bank of Hawaii Corp.	353	$22,416
F.N.B. Corp.	1,755	21,551
People’s United Financial, Inc.	1,438	21,009
U.S. Bancorp	490	18,875
United Bankshares, Inc.	604	21,164
Valley National Bancorp	2,361	21,249
Wells Fargo & Co.	438	20,551

		$146,815

Beverages — 1.6%
Coca-Cola Co. (The)	465	$20,055
Dr Pepper Snapple Group, Inc.	222	20,320
PepsiCo, Inc.	219	21,423

		$61,798

Biotechnology — 0.5%
Amgen, Inc.	130	$18,496

		$18,496

Capital Markets — 0.5%
T. Rowe Price Group, Inc.	287	$19,835

		$19,835

Chemicals — 5.0%
Air Products and Chemicals, Inc.	157	$20,798
Airgas, Inc.	140	19,813

Security	Shares	Value

Chemicals (continued)
Dow Chemical Co. (The)	417	$20,270
E.I. du Pont de Nemours & Co.	370	22,522
LyondellBasell Industries NV, Class A	259	20,774
Olin Corp.	1,393	21,118
Praxair, Inc.	198	20,154
RPM International, Inc.	510	20,834
Scotts Miracle-Gro Co. (The), Class A	314	21,672

		$187,955

Commercial Services & Supplies — 3.3%
Covanta Holding Corp.	1,380	$19,223
KAR Auction Services, Inc.	589	20,857
Pitney Bowes, Inc.	1,056	19,135
Republic Services, Inc.	477	21,799
RR Donnelley & Sons Co.	1,513	22,967
Waste Management, Inc.	373	20,832

		$124,813

Communications Equipment — 1.7%
Cisco Systems, Inc.	813	$21,284
Harris Corp.	275	21,456
Motorola Solutions, Inc.	304	22,341

		$65,081

Containers & Packaging — 3.5%
AptarGroup, Inc.	289	$21,302
Avery Dennison Corp.	336	21,880
Bemis Co., Inc.	453	22,229
Greif, Inc., Class A	787	20,863
International Paper Co.	602	21,492
Sonoco Products Co.	527	23,030

		$130,796

Distributors — 0.6%
Genuine Parts Co.	237	$21,366

		$21,366

Diversified Financial Services — 0.5%
CME Group, Inc.	219	$20,025

		$20,025

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	557	$20,581
CenturyLink, Inc.	698	21,352

7	See Notes to Financial Statements.

Parametric Dividend Income Fund

February 29, 2016

Portfolio of Investments — continued

Security	Shares	Value

Diversified Telecommunication Services (continued)
Cogent Communications Group, Inc.	570	$20,919
Verizon Communications, Inc.	417	21,154

		$84,006

Electric Utilities — 5.1%
ALLETE, Inc.	423	$22,427
Duke Energy Corp.	273	20,278
Entergy Corp.	306	22,096
Eversource Energy	380	20,634
Pinnacle West Capital Corp.	308	21,200
PPL Corp.	626	21,904
Southern Co. (The)	414	19,947
Westar Energy, Inc.	500	21,730
Xcel Energy, Inc.	537	21,233

		$191,449

Electrical Equipment — 1.1%
Eaton Corp. PLC	379	$21,493
Emerson Electric Co.	434	21,192

		$42,685

Energy Equipment & Services — 2.2%
Helmerich & Payne, Inc.	407	$21,559
National Oilwell Varco, Inc.	730	21,367
Oceaneering International, Inc.	772	21,322
Schlumberger, Ltd.	283	20,297

		$84,545

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	132	$19,804
Sysco Corp.	539	23,786
Wal-Mart Stores, Inc.	309	20,499

		$64,089

Food Products — 2.2%
B&G Foods, Inc.	574	$19,855
Campbell Soup Co.	359	22,168
General Mills, Inc.	354	20,833
Kellogg Co.	293	21,688

		$84,544

Gas Utilities — 1.1%
AGL Resources, Inc.	306	$19,783
Laclede Group, Inc. (The)	352	23,063

		$42,846

Security	Shares	Value

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	485	$18,789
Baxter International, Inc.	552	21,810
Becton, Dickinson and Co.	134	19,758
DENTSPLY International, Inc.	350	21,336
Medtronic PLC	273	21,127
Teleflex, Inc.	146	20,852

		$123,672

Health Care Providers & Services — 3.3%
AmerisourceBergen Corp.	240	$20,789
Cardinal Health, Inc.	233	19,036
Owens & Minor, Inc.	588	23,173
Patterson Cos., Inc.	458	19,896
Quest Diagnostics, Inc.	294	19,560
UnitedHealth Group, Inc.	183	21,795

		$124,249

Hotels, Restaurants & Leisure — 2.7%
Cracker Barrel Old Country Store, Inc.	152	$22,503
Darden Restaurants, Inc.	327	20,889
DineEquity, Inc.	241	22,044
McDonald’s Corp.	163	19,102
Six Flags Entertainment Corp.	388	19,734

		$104,272

Household Durables — 1.6%
Garmin, Ltd.	521	$21,106
Leggett & Platt, Inc.	465	20,767
Tupperware Brands Corp.	386	19,284

		$61,157

Household Products — 2.8%
Church & Dwight Co., Inc.	229	$20,784
Clorox Co. (The)	164	20,733
Colgate-Palmolive Co.	313	20,546
Kimberly-Clark Corp.	164	21,369
Procter & Gamble Co. (The)	263	21,116

		$104,548

Industrial Conglomerates — 1.1%
3M Co.	135	$21,177
General Electric Co.	712	20,748

		$41,925

8	See Notes to Financial Statements.

Parametric Dividend Income Fund

February 29, 2016

Portfolio of Investments — continued

Security	Shares	Value

Insurance — 5.5%
Aflac, Inc.	328	$19,523
American Financial Group, Inc.	305	20,459
Arthur J. Gallagher & Co.	478	19,048
Chubb, Ltd.	194	22,413
Cincinnati Financial Corp.	331	20,899
Marsh & McLennan Cos., Inc.	389	22,192
Old Republic International Corp.	1,117	19,883
Progressive Corp. (The)	650	20,748
Travelers Cos., Inc. (The)	188	20,214
Validus Holdings, Ltd.	480	21,557

		$206,936

IT Services — 4.4%
Accenture PLC, Class A	191	$19,150
Amdocs, Ltd.	379	21,512
Automatic Data Processing, Inc.	255	21,596
Broadridge Financial Solutions, Inc.	393	22,059
Fidelity National Information Services, Inc.	329	19,164
International Business Machines Corp.	156	20,441
Jack Henry & Associates, Inc.	269	22,123
Paychex, Inc.	391	20,093

		$166,138

Leisure Products — 0.6%
Mattel, Inc.	648	$21,073

		$21,073

Life Sciences Tools & Services — 1.1%
Bio-Techne Corp.	238	$20,430
PerkinElmer, Inc.	421	19,896

		$40,326

Machinery — 1.8%
Caterpillar, Inc.	339	$22,950
Deere & Co.	289	23,172
Illinois Tool Works, Inc.	231	21,772

		$67,894

Media — 2.8%
Cinemark Holdings, Inc.	620	$20,522
Meredith Corp.	528	22,963
Omnicom Group, Inc.	288	22,409
Regal Entertainment Group, Class A	1,053	20,733
Thomson Reuters Corp.	546	19,984

		$106,611

Security	Shares	Value

Metals & Mining — 2.7%
Commercial Metals Co.	1,414	$20,772
Compass Minerals International, Inc.	282	19,131
Freeport-McMoRan, Inc.	2,832	21,608
Kaiser Aluminum Corp.	260	19,918
Nucor Corp.	512	20,142

		$101,571

Multi-Utilities — 5.0%
Alliant Energy Corp.	312	$21,200
Ameren Corp.	477	22,395
Avista Corp.	587	22,189
Centerpoint Energy, Inc.	1,158	21,574
Consolidated Edison, Inc.	286	20,023
DTE Energy Co.	241	20,273
SCANA Corp.	351	22,822
TECO Energy, Inc.	722	19,833
WEC Energy Group, Inc.	369	20,793

		$191,102

Multiline Retail — 0.6%
Target Corp.	284	$22,280

		$22,280

Oil, Gas & Consumable Fuels — 8.9%
California Resources Corp.	29	$16
Chevron Corp.	251	20,943
ConocoPhillips	574	19,418
CVR Energy, Inc.	857	20,268
Exxon Mobil Corp.	270	21,641
HollyFrontier Corp.	640	21,645
Kinder Morgan, Inc.	1,185	21,437
Marathon Oil Corp.	2,410	19,786
Murphy Oil Corp.	1,167	20,049
Occidental Petroleum Corp.	308	21,197
Oneok, Inc.	884	21,216
Phillips 66	257	20,403
Spectra Energy Corp.	744	21,725
Teekay Corp.	2,712	21,696
Valero Energy Corp.	353	21,208
Western Refining, Inc.	790	21,069
Williams Cos., Inc. (The)	1,346	21,523

		$335,240

9	See Notes to Financial Statements.

Parametric Dividend Income Fund

February 29, 2016

Portfolio of Investments — continued

Security	Shares	Value

Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	304	$18,827
Eli Lilly & Co.	286	20,592
Johnson & Johnson	218	22,936
Merck & Co., Inc.	408	20,486
Pfizer, Inc.	650	19,285

		$102,126

Professional Services — 0.6%
Nielsen Holdings PLC	451	$22,703

		$22,703

Semiconductors & Semiconductor Equipment — 2.3%
Linear Technology Corp.	512	$22,334
Maxim Integrated Products, Inc.	583	19,740
QUALCOMM, Inc.	441	22,398
Texas Instruments, Inc.	400	21,208

		$85,680

Software — 0.6%
CA, Inc.	775	$22,700

		$22,700

Specialty Retail — 0.5%
Home Depot, Inc. (The)	159	$19,735

		$19,735

Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	546	$21,261

		$21,261

Thrifts & Mortgage Finance — 0.5%
New York Community Bancorp, Inc.	1,355	$20,501

		$20,501

Tobacco — 2.7%
Altria Group, Inc.	334	$20,564
Philip Morris International, Inc.	226	20,573
Reynolds American, Inc.	415	20,929
Universal Corp.	367	19,994
Vector Group, Ltd.	900	20,907

		$102,967

Security	Shares	Value

Trading Companies & Distributors — 0.5%
MSC Industrial Direct Co., Inc.	300	$20,874

		$20,874

Total Common Stocks (identified cost $3,777,742)		$3,774,272

Short-Term Investments — 0.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.45%(1)	$8	$8,296

Total Short-Term Investments (identified cost $8,296)		$8,296

Total Investments — 99.9% (identified cost $3,786,038)		$3,782,568

Other Assets, Less Liabilities — 0.1%		$3,529

Net Assets — 100.0%		$3,786,097

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2016.

10	See Notes to Financial Statements.

Parametric Dividend Income Fund

February 29, 2016

Statement of Assets and Liabilities

Assets	February 29, 2016
Unaffiliated investments, at value (identified cost, $3,777,742)	$3,774,272
Affiliated investment, at value (identified cost, $8,296)	8,296
Dividends receivable	12,653
Interest receivable from affiliated investment	5
Receivable for investments sold	55,739
Receivable from affiliates	13,544
Total assets	$3,864,509

Liabilities
Payable for investments purchased	$42,871
Payable to affiliates:
Investment adviser and administration fee	1,607
Distribution and service fees	19
Accrued expenses	33,915
Total liabilities	$78,412
Net Assets	$3,786,097

Sources of Net Assets
Paid-in capital	$3,790,862
Accumulated distributions in excess of net realized gain	(16,122)
Accumulated undistributed net investment income	14,827
Net unrealized depreciation	(3,470)
Total	$3,786,097

Investor Class Shares
Net Assets	$96,680
Shares Outstanding	9,594
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.08

Institutional Class Shares
Net Assets	$3,689,417
Shares Outstanding	365,770
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.09

11	See Notes to Financial Statements.

Parametric Dividend Income Fund

February 29, 2016

Statement of Operations

Investment Income	Year Ended February 29, 2016
Dividends (net of foreign taxes, $104)	$137,360
Interest allocated from affiliated investment	58
Expenses allocated from affiliated investment	(3)
Total investment income	$137,415

Expenses
Investment adviser and administration fee	$19,847
Distribution and service fees
Investor Class	128
Trustees’ fees and expenses	702
Custodian fee	25,489
Transfer and dividend disbursing agent fees	384
Legal and accounting services	33,047
Printing and postage	9,631
Registration fees	38,831
Miscellaneous	9,968
Total expenses	$138,027
Deduct —
Allocation of expenses to affiliates	$116,291
Total expense reductions	$116,291

Net expenses	$21,736

Net investment income	$115,679

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$26,551
Net realized gain	$26,551
Change in unrealized appreciation (depreciation) —
Investments	$(259,551)
Net change in unrealized appreciation (depreciation)	$(259,551)

Net realized and unrealized loss	$(233,000)

Net decrease in net assets from operations	$(117,321)

12	See Notes to Financial Statements.

Parametric Dividend Income Fund

February 29, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended February 29, 2016	Period Ended February 28, 2015(1)
From operations —
Net investment income	$115,679	$76,096
Net realized gain from investment transactions	26,551	92,806
Net change in unrealized appreciation (depreciation) from investments	(259,551)	256,081
Net increase (decrease) in net assets from operations	$(117,321)	$424,983
Distributions to shareholders —
From net investment income
Investor Class	$(1,129)	$(264)
Institutional Class	(110,718)	(65,271)
From net realized gain
Investor Class	(1,541)	(393)
Institutional Class	(59,833)	(74,824)
Total distributions to shareholders	$(173,221)	$(140,752)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$75,656	$19,750
Institutional Class	395,519	3,008,146
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	2,670	657
Institutional Class	170,551	140,095
Cost of shares redeemed
Investor Class	(224)	—
Institutional Class	(15,216)	(5,196)
Net increase in net assets from Fund share transactions	$628,956	$3,163,452

Net increase in net assets	$338,414	$3,447,683

Net Assets
At beginning of period	$3,447,683	$—
At end of period	$3,786,097	$3,447,683

Accumulated undistributed net investment income included in net assets
At end of period	$14,827	$12,035

(1)	For the period from the start of business, March 26, 2014, to February 28, 2015.

13	See Notes to Financial Statements.

Parametric Dividend Income Fund

February 29, 2016

Financial Highlights

	Investor Class
	Year Ended February 29, 2016	Period Ended February 28, 2015(1)
Net asset value — Beginning of period	$10.930	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.284	$0.230
Net realized and unrealized gain (loss)	(0.666)	1.143

Total income (loss) from operations	$(0.382)	$1.373

Less Distributions
From net investment income	$(0.301)	$(0.197)
From net realized gain	(0.167)	(0.246)

Total distributions	$(0.468)	$(0.443)

Net asset value — End of period	$10.080	$10.930

Total Return(3)	(3.51)%	13.88	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$97	$22
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.85%	0.88	%(6)
Net investment income	2.77%	2.33	%(6)
Portfolio Turnover	31%	39	%(4)

(1)	For the period from the start of business, March 26, 2014, to February 28, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 3.22% and 4.84% of average daily net assets for the year ended February 29, 2016 and the period ended February 28, 2015, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

14	See Notes to Financial Statements.

Parametric Dividend Income Fund

February 29, 2016

Financial Highlights — continued

	Institutional Class
	Year Ended February 29, 2016	Period Ended February 28, 2015(1)
Net asset value — Beginning of period	$10.930	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.334	$0.249
Net realized and unrealized gain (loss)	(0.683)	1.143

Total income (loss) from operations	$(0.349)	$1.392

Less Distributions
From net investment income	$(0.324)	$(0.216)
From net realized gain	(0.167)	(0.246)

Total distributions	$(0.491)	$(0.462)

Net asset value — End of period	$10.090	$10.930

Total Return(3)	(3.21)%	14.09	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,689	$3,426
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.60%	0.63	%(6)
Net investment income	3.21%	2.54	%(6)
Portfolio Turnover	31%	39	%(4)

(1)	For the period from the start of business, March 26, 2014, to February 28, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 3.22% and 4.84% of average daily net assets for the year ended February 29, 2016 and the period ended February 28, 2015, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

15	See Notes to Financial Statements.

Parametric Dividend Income Fund

February 29, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return and current income. The Fund offers Investor Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 29, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

16

Parametric Dividend Income Fund

February 29, 2016

Notes to Financial Statements — continued

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the year ended February 29, 2016 and period ended February 28, 2015 was as follows:

	Year Ended February 29, 2016	Period Ended February 28, 2015(1)

Distributions declared from:
Ordinary income	$139,583	$140,752
Long-term capital gains	$33,638	$—

(1)	For the period from the start of business, March 26, 2014, to February 28, 2015.

During the year ended February 29, 2016, accumulated distributions in excess of net realized gain was decreased by $1,040 and accumulated undistributed net investment income was decreased by $1,040 due to differences between book and tax accounting, primarily for distributions from real estate investment trusts and investments in partnerships. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of February 29, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$14,127
Post October capital losses	$(10,822)
Net unrealized depreciation	$(8,070)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in partnerships and return of capital distributions from securities.

At February, 29, 2016, the Fund had a net capital loss of $10,822 attributable to security transactions incurred after October 31, 2015 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending February 28, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,790,638

Gross unrealized appreciation	$351,587
Gross unrealized depreciation	(359,657)

Net unrealized depreciation	$(8,070)

17

Parametric Dividend Income Fund

February 29, 2016

Notes to Financial Statements — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.55% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the year ended February 29, 2016, the investment adviser and administration fee amounted to $19,847 or 0.55% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.85% and 0.60% of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively. This agreement may be changed or terminated after June 30, 2016. Pursuant to this agreement, EVM and Parametric were allocated $116,291 in total of the Fund’s operating expenses for the year ended February 29, 2016.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended February 29, 2016, EVM earned $89 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended February 29, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended February 29, 2016 amounted to $128 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,686,764 and $1,129,199, respectively, for the year ended February 29, 2016.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Year Ended February 29, 2016	Period Ended February 28, 2015(1)

Sales	7,373	1,918
Issued to shareholders electing to receive payments of distributions in Fund shares	263	62
Redemptions	(22)	—

Net increase	7,614	1,980

18

Parametric Dividend Income Fund

February 29, 2016

Notes to Financial Statements — continued

Institutional Class	Year Ended February 29, 2016	Period Ended February 28, 2015(1)

Sales	37,274	300,726
Issued to shareholders electing to receive payments of distributions in Fund shares	16,591	13,157
Redemptions	(1,487)	(491)

Net increase	52,378	313,392

(1)	For the period from the start of business, March 26, 2014, to February 28, 2015.

At February 29, 2016, EVM owned 87.5% of the value of the outstanding shares of the Fund.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended February 29, 2016.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$3,774,272	*	$—	$—	$3,774,272
Short-Term Investments	—		8,296	—	8,296

Total Investments	$3,774,272		$8,296	$—	$3,782,568

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 28, 2015 whose fair value was determined using Level 3 inputs. At February 29, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

19

Parametric Dividend Income Fund

February 29, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Dividend Income Fund:

We have audited the accompanying statement of assets and liabilities of Parametric Dividend Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of February 29, 2016, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 29, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Parametric Dividend Income Fund as of February 29, 2016, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 19, 2016

20

Parametric Dividend Income Fund

February 29, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2017 will show the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended February 29, 2016, the Fund designates approximately $137,464, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2016 ordinary income dividends, 85.58% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended February 29, 2016, $33,634 or, if subsequently determined to be different, the net capital gain of such year.

21

Parametric Dividend Income Fund

February 29, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

22

Parametric Dividend Income Fund

February 29, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Vice-Chairperson of the Board and Trustee	2016 (Vice-Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm)
(2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly,
Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks)
(2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairperson of the Board and Trustee	2007 (Chairperson) and 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research
(1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

23

Parametric Dividend Income Fund

February 29, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

17885 2.29.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Parametric Dividend Income Fund (the “Fund(s)”) is a series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 35 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

The following table presents the aggregate fees billed to the Fund for the Fund’s fiscal years ended February 28, 2015 and February 29, 2016 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Parametric Dividend Income Fund

Fiscal Years Ended	2/28/15*	2/29/16
Audit Fees	$22,050	$22,650
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$12,780	$9,648
All Other Fees(3)	$0	$0

Total	$34,830	$32,298

*	Fund commenced operations on March 26, 2014.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (January 31, February 28/29, August 31, September 30, October 31 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/14	9/30/14	10/31/14	12/31/14	1/31/15	2/28/15	8/31/15	9/30/15	10/31/15	12/31/15	1/31/16	2/29/16
Audit Fees	$47,050	$122,212	$558,976	$97,220	$132,030	$22,050	$48,450	$106,700	$581,560	$105,020	$136,480	$22,650
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$2,550	$0	$0	$0	$0
Tax Fees(2)	$15,655	$33,950	$327,920	$62,110	$48,385	$12,780	$12,002	$34,621	$338,673	$51,252	$49,348	$9,648
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$62,705	$156,162	$886,896	$159,330	$180,415	$34,830	$60,452	$143,871	$920,233	$156,272	$185,828	$32,298

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/14	9/30/14	10/31/14	12/31/14	1/31/15	2/28/15	8/31/15	9/30/15	10/31/15	12/31/15	1/31/16	2/29/16
Registrant(1)	$15,655	$33,950	$327,920	$62,110	$48,385	$12,780	$12,002	$37,171	$338,673	$51,252	$49,348	$9,648
Eaton Vance(2)	$256,315	$256,315	$99,750	$99,750	$99,750	$99,750	$46,000	$46,000	$46,000	$56,434	$56,434	$56,434

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 14, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 14, 2016